ING [LION LOGO]
FUNDS



June 6, 2002


VIA ELECTRONIC TRANSMISSION


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: ING Mutual Funds (formerly Pilgrim Mutual Funds), on behalf of ING Emerging
    Countries Fund (formerly Pilgrim Emerging Countries Fund)
    (File No. 333-86186)

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of a form of ING Mutual Funds, on behalf of ING Emerging Countries Fund Form N-14 under Rule 497(b) under the Securities Act of 1933, as amended (the "Act"), we hereby certify the following pursuant to Rule 497(j) under the Act:

     (1) that the form of the Registration Statement on Form N-14 that would have been filed under Rule 497(b) of the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on June 5, 2002; and

     (2)  that the text of the Registration  Statement was filed  electronically
          with  the  Securities  and  Exchange   Commission   (Accession  Number
          0000950147-02-000748).

If you have any questions, please contact Kimberly A. Anderson at 480.477.2670.


ING Mutual Funds


By: /s/ Kimberly A. Anderson
    --------------------------------
    Kimberly A. Anderson
    Vice President and Secretary


7337 East Doubletree Ranch Road    Tel: 480.477.3000     ING Funds Services, LLC
Scottsdale, AZ  85258-2034         Fax: 480.477.2700
www.ingfunds.com